Business Combinations (Details) - 12 months ended Dec. 31, 2014 € in Thousands, $ in Thousands	USD ($)	EUR (€)
BAF Technologies Inc [Member]
Other tangible assets, including cash	$ 9,116
Property, plant and equipment	905
Intangible assets subject to amortization	7,729
Goodwill	18,542
Total assets acquired	36,292
Less: total liabilities	(6,594)
Total net assets acquired	29,698
Payable to Clean Energy	2,322
Common shares issued	24,091
Common shares to be issued	3,285
Business Combination, Consideration Transferred	29,698
Prins Autogassystemen Holding B.V. [Member]
Other tangible assets, including cash	13,138
Property, plant and equipment	3,824
Intangible assets subject to amortization	3,024
Goodwill	3,221
Total assets acquired	23,207
Current liabilities	7,211
Deferred income tax liabilities	979
Debt assumed (note 13b and c)	11,905	€ (9,700)
Less: total liabilities	20,095
Total net assets acquired	3,112
Paid to sellers	$ 3,112